Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Discontinued Operations	The results of discontinued operations for years ended December 31, 2023, 2022 and 2021 are as follows:
	For the Years Ended December 31,
	2023	2022	2021
Revenue	$-	$159	$10,794
Cost of revenues	-	(5,260)	(342,496)
Gross profit	-	(5,101)	(331,02)
Operating expenses	(138,263)	(140,073)	(621,760)
(Loss) income from discontinued operations	(138,263)	(145,174)	(953,462)
Other income (expense), net	(14,957,284)	(193,880)	(1,692,369)
(Loss) income before tax	(15,095,547)	(339,054)	(2,645,831)
Net (loss) income from discontinued operations	$(15,095,547)	$(339,054)	$(2,645,831)